Acquisitions of Subsidiaries - Schedule of Assets Acquired and Liabilities Assumed and Goodwill (Parentheticals) (Details)	Mar. 31, 2025
Ridgeline International Limited’s [Member]
Acquisitions of Subsidiaries - Schedule of Assets Acquired and Liabilities Assumed and Goodwill (Parentheticals) (Details) [Line Items]
Equity interest purchase	100.00%